Operations and reorganization	12 Months Ended
Dec. 31, 2018
Operations and reorganization
Operations and reorganization

1. Operations and reorganization

Weibo Corporation (“Weibo” or the “Company”) is a leading social media for people to create, share and discover Chinese-language content. It provides an unprecedented and simple way for people and organizations to publicly express themselves in real time, interact with others on a massive global platform and stay connected with the world. As a microcosm of the Chinese society and a cultural phenomenon in China, Weibo allows people to be heard publicly and exposed to the rich ideas, cultures and experiences of the broader world. Media outlets use Weibo as a source of news and a distribution channel for their headline news. Government agencies and officials use Weibo as an official communication channel for disseminating information timely and gauging public opinion to improve public services. Charities use Weibo to make the world a better place by launching charitable projects, seeking donations and volunteers and leveraging celebrities and organizations on Weibo to amplify their impact to society. Weibo generates its revenues mostly from advertising and marketing services, as well as from value-added services, including VIP membership, live streaming, and game-related services.

Incorporated in the Cayman Islands, Weibo Corporation is a controlled subsidiary of Sina Corporation (the “Parent” or “SINA”). In April 2014, the Company completed an initial public offering (the “IPO”) and received $306.5 million in net proceeds. Immediately prior to the completion of the IPO, all the ordinary shares held by SINA was converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders was converted into an equal number of the Class A ordinary shares, and all of its outstanding preferred shares were automatically converted into Class A ordinary shares. The call option held by a subsidiary of Alibaba Group was exercised to purchase Class A ordinary shares from SINA and the Company. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to three votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

Reorganization

The Weibo business was founded by SINA, its parent, in 2009. Prior to the establishment of the Company, the operation of Weibo business was carried out by various subsidiaries and variable interest entities (“VIE”) of SINA (the “Predecessor Operations”). After its establishment, the Company gradually completed the reorganization steps as described below (the “Reorganization”).

Establishment of Weibo Corporation. Weibo Corporation, an exempted company with limited liability, is the holding company for the Weibo business. Weibo HK is a wholly owned subsidiary of Weibo, and Weibo Technology, a wholly foreign-owned enterprise, (“the WFOE”), is a subsidiary of Weibo HK. The Company’s VIEs and VIEs’ subsidiaries are controlled by the WFOE through a series of contractual agreements. Weibo Corporation, its subsidiaries, VIEs and VIEs’ subsidiaries together are referred to as “the Group.”

The following sets forth the Company’s major subsidiaries, major VIE and major VIE’s subsidiary:

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or "the WFOE”)	October 11, 2010	PRC	100%

Major VIE and major VIE's subsidiary
Beijing Weimeng Technology Co., Ltd (“Weimeng")	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’)	Acquired in May 2013	PRC	100%

Intellectual Property License Agreement. The intellectual property license agreement was entered into by and between SINA and the Company in April 2013. Under this agreement, SINA granted the Company and its subsidiaries a perpetual, worldwide, royalty-free, fully paid-up, non-sublicensable, non-transferable, limited, exclusive license of certain trademarks and a non-exclusive license of certain other intellectual property owned by SINA to make, sell, offer to sell and distribute products, services and applications on a microblogging and social networking platform. The Company granted SINA and its affiliates a non-exclusive, perpetual, worldwide, non-sublicensable, non-transferable limited license of certain of the Company’s intellectual property to use, reproduce, modify, prepare derivative works of, perform, display or otherwise exploit such intellectual property. This agreement commenced on April 29, 2013 and will continue to be in effect unless terminated by SINA should the Company breach the terms as provided in the agreement.

Basis of Presentation for the Reorganization. Since the Group and the Predecessor Operations are under common control, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to the Predecessor Operations for all periods presented. The assets and liabilities have been stated at historical carrying amounts.

Accounts receivable amounts directly related to Weibo but for which SINA will receive payments and remit payments to the Group, as well as accounts receivable directly from SINA, are included in the amount due from SINA. Liabilities directly related to Weibo but for which SINA will make payments and receive reimbursements from the Group, as well as liabilities directly to SINA, are included in the amount due to SINA. Loans from SINA are presented under cash flow from financing activities, whereas loans to SINA are presented under investing activities in the consolidated statements of cash flows. Cash payment for billings from SINA for costs and expenses allocated is presented under operating activities in the consolidated statements of cash flows. The Group’s statements of comprehensive income consists all the related costs and expenses of the Weibo business, including allocation to the cost of revenues, sales and marketing expenses, product development expenses, and general and administrative expenses, which are incurred by SINA but related to the Weibo business. These allocations were based on proportional cost allocation by considering proportion of the revenues, infrastructure usage metrics and labor usage metrics, among other things, attributable to the Group and are made on a basis considered reasonable by management.

Total cost and expenses allocated from SINA were as follows:

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Cost of revenues	$11,022	$13,699	$16,824
Sales and marketing	1,271	9,732	11,558
Product development	9,094	11,312	11,688
General and administrative	4,316	6,393	7,264
	$25,703	$41,136	$47,334

However, while the expenses allocated to the Group for these items are not necessarily indicative of the expenses that would have been incurred if the Group had been a separate and independent entity, the Company does not believe that there is any significant difference between the nature and amount of these allocated expenses and the expenses that would have been incurred if the Group had been a separate and stand-alone entity.

Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, VIEs, of which the Company is the primary beneficiary, and VIEs' subsidiaries. All significant intercompany balances and transactions have been eliminated.

To comply with PRC laws and regulations, the Group provides a substantial amount of its services in China via the VIEs, which holds critical operating licenses that enable the Group to do business in China. Most of the Group’s revenues, costs and net income in China were generated directly or indirectly through the VIEs or the Predecessor Operations. The Company, through its subsidiary, has signed various agreements with the VIEs to allow the transfer of economic benefits from the VIEs to the Company. The Group has determined that it is the primary beneficiary of the VIEs through Weibo Technology’s contractual arrangements with the VIEs. Accordingly, the Company has consolidated the VIEs’ results of operations and assets and liabilities in the Group’s financial statements pursuant to the United States Generally Accepted Accounting Principles (“US GAAP”) for all the periods presented.

Shareholders of the VIEs are certain nominee shareholders from the Company or SINA. The capital for their investments in the VIEs is funded by the Company and recorded as interest-free loans to these individuals. These loans were eliminated with the capital of the VIEs during consolidation. Each shareholder of the VIEs has agreed to transfer their equity interest in the VIEs to Weibo Technology when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIEs, including without limitation the right to appoint all directors of the VIEs, has been assigned to Weibo Technology. Weibo Technology has also entered into exclusive technical service agreements with the VIEs under which Weibo Technology provides technical and other services to the VIEs in exchange for substantially all net income of the VIEs. In addition, the shareholders of the VIEs have pledged their shares in the VIEs as collateral for the non-payment of loans or for the technical and other services fees due to Weibo Technology. As of December 31, 2017 and 2018, the total amount of interest-free loans to the VIEs’ shareholders was $86.9 million and $82.1 million, respectively. The aggregate accumulated loss of the VIEs and VIEs’ subsidiaries was $33.3 million as of December 31, 2017 and the VIEs and VIEs’ subsidiaries achieved an aggregate accumulated income of $23.2 million as of December 31, 2018, which were included in the Group’s consolidated financial statements.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries taken as a whole, which are included in the Group’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2017	2018
	(In thousands)
Cash, cash equivalents and short-term Investments	$40,458	$55,506
Accounts receivable	166,212	366,128
Property and equipment, net	146	449
Intangible assets	517	21,103
Goodwill	13,123	29,346
Prepayment for long-term investments	4,967	1,454
Long-term investments	74,935	275,819
Deferred tax assets	4,772	5,778
Amount due from SINA	4,677	31,787
Others	28,850	121,220
Total assets	$338,657	$908,590

Accounts payable	$32,444	$79,881
Accrued and other liabilities	114,239	181,188
Deferred revenues	54,651	65,531
Income tax payable	16,268	21,170
Amount due to the subsidiaries of the Group	57,639	440,563
Deferred tax liability	129	11,875
Total liabilities	$275,370	$800,208

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Net revenues	$530,598	$906,129	$1,416,367
Net income (loss)	$(21,758)	$21,252	$56,466

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Net cash provided by (used in) operating activities	$(42,556)	$(66,972)	$46,738
Net cash used in investing activities	$(28,577)	$(34,720)	$(331,243)
Net cash provided by (used in) financing activities	$(1,148)	$76,232	$292,151
Net increase (decrease) in cash and cash equivalents	$(72,281)	$(25,460)	$7,646

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs through Weibo Technology and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset of the VIEs that can only be used to settle obligations of the VIEs and VIEs’ subsidiaries, except for the registered capital and non-distributable reserve funds of the VIEs and VIEs’ subsidiaries, amounting to $137.3 million and $144.1 million as of December 31, 2017 and 2018, respectively. Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss. The total amount of costs and expenses allocated from SINA to the VIEs was $12.3 million, $21.4 million and $25.6 million for the years ended December 31, 2016, 2017 and 2018, respectively.

Unrecognized revenue-producing assets held by the VIEs include the Internet Content Provision License, the Online Culture Operating Permit, and the domain names of Weibo.com, Weibo.cn and Weibo.com.cn. Recognized revenue-producing assets held by the VIEs include live streaming platform technology, supplier-relationship contracts, and trademark and domain names, which were acquired through the Yizhibo acquisition. Unrecognized revenue-producing assets, including customer lists relating to advertising and marketing services, VIP membership, and game-related services, as well as trademarks, are also held by Weibo Technology.

The following is a summary of the VIEs agreements:

Loan Agreements. The Company’s wholly owned subsidiary Weibo Technology has granted interest-free loans to each shareholder of the VIEs with the sole purpose of providing funds necessary for capital injection into the VIEs. The terms of the loans are for 10 years, and Weibo Technology has the right to, at its own discretion, shorten or extend the terms of the loans, if necessary. These loans were eliminated with the capital of the VIEs during consolidation.

Share Transfer Agreements. Each shareholder of the VIEs has granted Weibo Technology an option to purchase his shares in the VIEs at a purchase price equal to the amount of the capital injection. Weibo Technology may exercise such option at any time until it has acquired all of the shares of the VIEs, subject to applicable PRC laws. The option will be effective until the earlier of (i) the shareholders of the VIEs and Weibo Technology have fully performed their obligations under this agreement, and (ii) the respective shareholders of the VIEs and Weibo Technology agree to terminate the share transfer agreement in writing.

Loan Repayment Agreements. Each shareholder of the VIEs has agreed with Weibo Technology that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be set off against the loan repayment. These agreements will be effective until the earlier of (i) Weibo Technology and the shareholders of the VIEs have fully performed their obligations under these agreements, and (ii) Weibo Technology and the shareholders of the VIEs agree in writing to terminate these agreements.

Agreements on Authorization to Exercise Shareholder’s Voting Power. Each shareholder of the VIEs has authorized Weibo Technology to exercise all his voting power as a shareholder of the VIEs on all matters requiring shareholders’ approval under PRC laws and regulations and the articles of association of the VIEs, including without limitation to the appointment of directors, transfer, mortgage or dispose of the VIEs’ assets, transfer of any equity interest in the VIEs, and merger, split, dissolution and liquidation of the VIEs. The authorizations are irrevocable and will not expire until the VIEs dissolve.

Share Pledge Agreements. Each shareholder of the VIEs has pledged all of his shares in the VIEs and all other rights relevant to the share rights to Weibo Technology, as a collateral security for his obligations to pay off all debts to Weibo Technology, under the loan agreement and for the payment obligations of the VIEs under the trademark license agreement and the technical services agreement. In the event of default of any payment obligations, Weibo Technology will be entitled to certain rights, including transferring the pledged shares to itself and disposing the pledged shares through sale or auction. During the term of each agreement, Weibo Technology is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the third anniversary of the due date of the last guaranteed debt, (ii) the VIEs and the shareholders of the VIEs have fully performed their obligations under the above-referred agreements, and (iii) Weibo Technology unilaterally consents to terminate the respective share pledge agreement. As of the date of this annual report, the registration of such equity pledges is still in the process.

Exclusive Technical Services Agreement, Exclusive Sales Agency Agreement and Trademark License Agreement. The VIEs have entered into an exclusive technical services agreement, an exclusive sales agency agreement and a trademark license agreement with Weibo Technology. Under the exclusive technical services agreement, Weibo Technology is engaged to provide technical services for the VIEs’ online advertising and other related businesses. Under the exclusive sales agency agreement, the VIEs have granted Weibo Technology the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIEs. The term of the technical service agreement and the sales agency agreement will not expire until the VIEs dissolve.

Due to its control over the VIEs, Weibo Technology has the right to determine the service fee to be charged to the VIEs under these agreements. By considering, among other things, the technical complexity of the service, the actual cost that may be incurred for providing such service, the operations of the VIEs, applicable tax rates, planned capital expenditure and business strategies, Weibo Technology charged an amount of $335.6 million, $618.1 million and $842.6 million in service fees from the VIEs under these agreements for the years ended December 31, 2016, 2017 and 2018, respectively, which was determined based on the actual cost incurred for providing such service and the cash position and operation of the VIEs.

Under the trademark license agreement, Weibo Technology has granted the VIEs trademark licenses to use its trademarks for specific areas, and the VIEs are obligated to pay license fees to Weibo Technology. The term of the agreement is for one year and is automatically renewed provided that there is no objection from Weibo Technology.

The Company believes that the contractual arrangements among its subsidiary, VIEs and VIEs’ shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and VIEs’ subsidiaries in the consolidated financial statements. The Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with the VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties are remote.